Commission and Fee Income (Tables)	12 Months Ended
Dec. 31, 2019
Commissions and Fee Income [Abstract]
Commission and Fee Income and Expense [text block table]
in € m.	2019	2018	2017
Commission and fee income and expense:
Commission and fee income	12,283	12,921	14,102
Commission and fee expense	2,763	2,882	3,100
Net commissions and fee income	9,520	10,039	11,002

Disaggregation of revenues by product type and business segment based on IFRS 15 [text block table]

Disaggregation of revenues by product type and business segment

	Dec 31,2019
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Capital Release Unit	Corporate & Other	Total Consolidated
Major type of services:
Commissions for administration	249	8	235	23	5	(0)	521
Commissions for assets under management	22	1	304	3,219	1	2	3,547
Commissions for other securities	330	(0)	28	1	1	0	359
Underwriting and advisory fees	29	1,568	15	0	61	(17)	1,656
Brokerage fees	11	253	932	81	470	5	1,751
Commissions for local payments	457	0	1,015	(0)	1	0	1,474
Commissions for foreign commercial business	454	26	107	0	0	(1)	586
Commissions for foreign currency/exchange business	7	0	7	0	0	0	15
Commissions for loan processing and guarantees	494	189	284	0	16	5	989
Intermediary fees	26	2	494	0	1	11	535
Fees for sundry other customer services	303	349	48	127	23	0	850
Total fee and commissions income	2,382	2,397	3,470	3,451	578	6	12,283
Gross expense							(2,763)
Net fees and commissions							9,520

	Dec 31,2018
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Capital Release Unit	Corporate & Other	Total Consolidated
Major type of services:
Commissions for administration	274	10	250	22	15	(3)	568
Commissions for assets under management	23	16	260	3,131	6	(0)	3,436
Commissions for other securities	301	0	29	2	2	0	335
Underwriting and advisory fees	38	1,479	15	(1)	193	(28)	1,696
Brokerage fees	10	260	886	82	999	0	2,238
Commissions for local payments	470	(1)	980	(0)	12	(2)	1,460
Commissions for foreign commercial business	469	32	118	0	2	(1)	621
Commissions for foreign currency/exchange business	7	0	7	0	1	(0)	15
Commissions for loan processing and guarantees	519	187	248	0	26	1	981
Intermediary fees	20	1	446	0	13	12	493
Fees for sundry other customer services	287	578	63	117	31	0	1,076
Total fee and commissions income	2,420	2,564	3,303	3,352	1,300	(19)	12,921
Gross expense							(2,898)
Net fees and commissions							10,039